Financial instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Assets at fair value
Financial assets at fair value through other comprehensive income	€ 586	€ 609	€ 438
Derivatives
Financial assets at fair value through profit and loss:
Other	118	112	67
Other
Financial assets at fair value through profit and loss:
Other	852	981	1,012
Fair value
Assets at fair value
Financial assets at fair value through other comprehensive income	586	609	438
Liabilities at fair value
Derivatives financial assets, reported within trade receivables	74	37	75
Derivatives financial liabilities, reported within trade creditors	(49)	(65)	(100)
Fair value | Derivatives
Financial assets at fair value through profit and loss:
Other	118	112	67
Fair value | Other
Financial assets at fair value through profit and loss:
Other	852	981	1,012
Fair value | Level 1
Assets at fair value
Financial assets at fair value through other comprehensive income	70	163	14
Fair value | Level 1 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 1 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 1 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 1 | Other
Financial assets at fair value through profit and loss:
Other	470	582	613
Fair value | Level 2
Assets at fair value
Financial assets at fair value through other comprehensive income	4	4	3
Fair value | Level 2 | Derivatives
Liabilities at fair value
Derivatives	(586)	(559)	(718)
Fair value | Level 2 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 2 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	192	149	142
Fair value | Level 2 | Other
Financial assets at fair value through profit and loss:
Other	0	0	0
Fair value | Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	512	442	421
Fair value | Level 3 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 3 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	(8)	(157)	(123)
Fair value | Level 3 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 3 | Other
Financial assets at fair value through profit and loss:
Other	€ 382	€ 399	€ 399